Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies.
Commitments and Contingencies.

Note 15: Commitments and Contingencies

Litigation

On or about December 2, 2019, Arizona Medical Services, P.C.’s (“AMS”) sole Member/Manager filed a claim, in the Superior Court of the State of Arizona (County of Pima) against Arizona Connected Care, LLC, now known as P3 Health Partners ACO, LLC (“AzCC”). The claim was for alleged breach of contract, breach of the covenant of good faith and fair dealing, and for accounting. According to the complaint, AzCC allegedly breached its Amended and Restated Operating Agreement, dated January 11, 2012, and amendments thereto by terminating AMS’s membership in AzCC on November 8, 2016 without cause or explanation. AzCC allegedly failed to make distributions to AMS to which it was entitled. On January 17, 2020, AzCC filed an answer to AMS’s complaint denying the allegations therein. The parties have agreed to a settlement of $350,000 (as of April 19, 2021) and satisfaction of previously recorded liabilities of $3.2 million, thus releasing AzCC from any known or further allegations. This settlement was paid on May 3, 2021.

On June 11, 2021, the Company’s Class D Unitholders filed a lawsuit against the Company, and other relevant parties, in the Delaware Court of Chancery alleging a breach of contract related to the Company’s operating agreement. The Class D Unitholders are seeking a judgment to enforce an alleged right to purchase additional units of the Company at a predetermined valuation, as outlined in the Company’s operating agreement. The litigation is pending in the Delaware Court of Chancery. The ultimate resolution and outcome of the matter is unknown and uncertain.

The Company may, from time to time, be subject to various claims and lawsuits arising in the normal course of business. P3 carries general and professional liability insurance coverage to protect the Company’s risk of potential loss in such cases. In the opinion of Management, the ultimate resolution of these matters would not have a material adverse effect on the Company’s financial position or results of operations.

Commitments

On June 28, 2021, P3, Omni IPA Medical Group, Inc., a California professional corporation (“Omni”), Medcore HP, a California corporation (“MHP”), and certain other parties entered into an Asset and Equity Purchase Agreement and Agreement and Plan of Merger (the “Medcore Purchase Agreement”). Pursuant to the terms of the Medcore Purchase Agreement, P3 will acquire the equity interests of MHP, a licensed health plan under the California Knox-Keene Health Care Service Plan Act, for $31.5 million and the assets of Omni, an independent physician association in San Joaquin County, California, for $5.0 million. The transaction is expected to close following consummation of the Foresight merger and is subject to regulatory approval by the California Department of Managed Health Care and other customary closing conditions.

Uncertainties

The healthcare industry is subject to numerous laws and regulations of Federal, state, and local governments. These laws and regulations include, but are not limited to, matters of licensure, accreditation, government healthcare program participation requirements, reimbursement for patient services, and Medicare / Medicaid Fraud, Waste and Abuse Prevention. Recently, government activity has increased with respect to investigations and allegations concerning possible violations of Fraud, Waste and Abuse statutes and regulations by healthcare providers. Violations of these laws and regulations could result in expulsion from government healthcare programs together with imposition of significant fines and penalties as well as significant repayment for patient services billed.

Management believes the Company is compliant with Fraud, Waste and Abuse regulations as well as other applicable government laws. While no regulatory inquiries have been made, compliance with such laws and regulations is subject to government review and interpretation, as well as other regulatory actions which might be unknown at this time.

Healthcare reform legislation at both the Federal and state levels continues to evolve. Changes continue to impact existing and future laws and rules. Such changes may impact the manner in which P3 conducts business, restrict the Company’s revenue growth in certain eligibility categories, slow down revenue growth rates for certain eligibility categories, increase certain medical, administrative and capital costs, and expose the Company to increased risk of loss or further liabilities. As a result, P3’s consolidated financial position could be impacted by such changes.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization designated COVID-19 a global pandemic. The rapid spread of COVID-19 around the world and throughout the U.S. has altered the behavior of businesses and people, with significant negative effects on Federal, state, and local economies, the duration of which continues to remain unknown. Various mandates were implemented by Federal, state, and local governments in response to the pandemic, which caused many people to remain at home along with forced closure of or limitations on certain businesses. This included suspension of elective procedures by healthcare facilities. While some of these restrictions have been eased across the U.S. and most states have lifted moratoriums on non-emergent procedures, some restrictions remain in place, and many state and local governments are re-imposing certain restrictions due to an increase in reported COVID-19 cases. COVID-19 disproportionately impacts older adults, especially those with chronic illnesses, which describes many of P3’s patients.

Due to our recurring contracted revenue model, the COVID-19 pandemic did not have a material impact on P3’s revenues during the three months ended and nine months ended of September 30, 2021. Nearly 97% the Company’s total revenues are recurring, consisting of fixed monthly PMPM capitation payments received from MA health plans. Based upon claims paid to date, our direct costs related to COVID-19 claims was approximately $44.0 million for the period from March 1, 2020 through September 30, 2021. We expect to incur additional COVID-19 related costs given the volume of positive cases present in our markets. Management did institute multiple safety measures for P3 employees including a work-from-home policy and access to free vaccinations and personal protective equipment.

The full extent to which COVID-19 will directly or indirectly impact P3, the Company’s future results of operations and financial condition will depend on factors which are highly uncertain and cannot be accurately predicted. This includes new and emerging information from the impact of new variants of the virus, the actions taken to contain it or treat its impact and the economic impact on P3’s markets. Such factors include, but are not limited to, the scope and duration of stay-at-home practices and business closures and restrictions, government-imposed or recommended suspensions of elective procedures, and expenses required for supplies and personal protective equipment. Because of these and other uncertainties, Management cannot estimate the length or severity of the impact of the pandemic on the Company’s business. Furthermore, because of P3’s business model, the full impact of COVID-19 may not be fully reflected in the Company’s results of operations and overall financial condition until future periods. However, Management will continue to closely evaluate and monitor the nature and extent of these potential impacts to P3’s business, results of operations and liquidity.

Note 19: Commitments and Contingencies

Litigation

On or about December 2, 2019, Arizona Medical Services, P.C.’s (“AMS”) sole Member/Manager filed a claim, in the Superior Court of the State of Arizona (County of Pima) against Arizona Connected Care, LLC, now known as P3 Health Partners ACO, LLC (“AzCC”). The claim was for alleged breach of contract, breach of the covenant of good faith and fair dealing, and for accounting. According to the complaint, AzCC allegedly breached its Amended and Restated Operating Agreement, dated January 11, 2012, and amendments thereto by terminating AMS’s membership in AzCC on November 8, 2016 without cause or explanation. AzCC allegedly failed to make distributions to AMS to which it was entitled. On January 17, 2020, AzCC filed an answer to AMS’s complaint denying the allegations therein. The parties have agreed to a settlement of $350,000 (as of April 19, 2021), thus releasing AzCC from any known or further allegations. This settlement is included in Accounts Payable and Accrued Expenses in the Company’s Consolidated Balance Sheet as of December 31, 2020.

The Company may, from time to time, be subject to various claims and lawsuits arising in the normal course of business. P3 carries general and professional liability insurance coverage to protect the Company’s risk of potential loss in such cases. In the opinion of Management, the ultimate resolution of these matters would not have a material adverse effect on the Company’s financial position or results of operations.

Uncertainties

The healthcare industry is subject to numerous laws and regulations of Federal, state, and local governments. These laws and regulations include, but are not limited to, matters of licensure, accreditation, government healthcare program participation requirements, reimbursement for patient services, and Medicare / Medicaid Fraud, Waste and Abuse Prevention. Recently, government activity has increased with respect to investigations and allegations concerning possible violations of Fraud, Waste and Abuse statutes and regulations by healthcare providers. Violations of these laws and regulations could result in expulsion from government healthcare programs together with imposition of significant fines and penalties as well as significant repayment for patient services billed.

Management believes the Company is compliant with Fraud, Waste and Abuse regulations as well as other applicable government laws. While no regulatory inquiries have been made, compliance with such laws and regulations is subject to government review and interpretation, as well as other regulatory actions which might be unknown at this time.

Healthcare reform legislation at both the Federal and state levels continues to evolve. Changes continue to impact existing and future laws and rules. Such changes may impact the manner in which P3 conducts business, restrict the Company’s revenue growth in certain eligibility categories, slow down revenue growth rates for certain eligibility categories, increase certain medical, administrative and capital costs, and expose the Company to increased risk of loss or further liabilities. As a result, P3’s consolidated financial position could be impacted by such changes.

COVID-19 Pandemic

On March 11, 2020, the World Health Organization designated COVID-19 a global pandemic. The rapid spread of COVID-19 around the world and throughout the U.S. has altered the behavior of businesses and people, with significant negative effects on Federal, state, and local economies, the duration of which continues to remain unknown. Various mandates were implemented by Federal, state, and local governments in response to the pandemic, which caused many people to remain at home along with forced closure of or limitations on certain businesses. This included suspension of elective procedures by healthcare facilities. While some of these restrictions have been eased across the U.S. and most states have lifted moratoriums on non-emergent procedures, some restrictions remain in place, and many state and local governments are re-imposing certain restrictions due to an increase in reported COVID-19 cases. COVID-19 disproportionately impacts older adults, especially those with chronic illnesses, which describes many of P3’s patients.

The COVID-19 pandemic did not have a material impact on P3’s revenues- as of year ended December 31, 2020. Nearly 97% of the Company’s total revenues are recurring, consisting of fixed monthly PMPM capitation payments received from MA health plans. Management did institute multiple safety measures for P3 employees including a work-from-home policy and access to free vaccinations and personal protective equipment.

The full extent to which COVID-19 will directly or indirectly impact P3, the Company’s future results of operations and financial condition will depend on factors which are highly uncertain and cannot be accurately predicted. This includes new and emerging information from the impact of new variants of the virus, the actions taken to contain it or treat its impact and the economic impact on P3’s markets. Such factors include, but are not limited to, the scope and duration of stay-at-home practices and business closures and restrictions, government- imposed or recommended suspensions of elective procedures, and expenses required for supplies and personal protective equipment. Because of these and other uncertainties, Management cannot estimate the length or severity of the impact of the pandemic on the Company’s business. Furthermore, because of P3’s business model, the full impact of COVID-19 may not be fully reflected in the Company’s results of operations and overall financial condition until future periods. However, Management will continue to closely evaluate and monitor the nature and extent of these potential impacts to P3’s business, results of operations and liquidity.